UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 3954

DREYFUS NEW YORK AMT-FREE MUNICIPAL CASH MANAGEMENT (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	12/31/08

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus New York AMT-Free Municipal Cash Management

ANNUAL REPORT December 31, 2008

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

16	Statement of Assets and Liabilities

17	Statement of Operations

18	Statement of Changes in Net Assets

20	Financial Highlights

25	Notes to Financial Statements

34	Report of Independent Registered Public Accounting Firm

35	Important Tax Information

36	Information About the Review and Approval of the Fund’s Management Agreement

40	Board Members Information

42	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus New York AMT-Free Municipal Cash Management

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We are pleased to present this annual report for Dreyfus New York AMT-Free Municipal Cash Management, covering the 12-month period from January 1, 2008, through December 31, 2008.

2008 was the most difficult year in decades for the financial markets. A credit crunch that began in 2007 exploded in mid-2008 into a global financial crisis, resulting in the failures of major financial institutions, a deep and prolonged recession and lower investment values across a broad range of asset classes. Governments and regulators throughout the world moved aggressively to curtail the damage, implementing unprecedented reductions of short-term interest rates, massive injections of liquidity into the banking system, government bailouts of struggling companies and plans for massive economic stimulus programs.Money market funds were not immune to the downturn,and several U.S.money market funds were unable to maintain a stable net asset value. The federal government subsequently stepped in with a program for guaranteeing participating funds’ assets at stated levels, while others received financial support from their sponsors.

Although we expect the U.S. and global economies to remain weak until longstanding imbalances have worked their way out of the system, the financial markets currently appear to have priced in investors’ generally low expectations. In previous recessions, however, the markets have tended to anticipate economic improvement before it occurs, potentially leading to major rallies when few expected them. That’s why it makes sense to remain disciplined, maintain a long-term perspective and adopt a consistent asset allocation strategy that reflects one’s future goals and attitudes toward risk. As always, we urge you to consult with your financial advisor, who can recommend the course of action that is right for you. For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chief Executive Officer The Dreyfus Corporation January 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2008, through December 31, 2008, as provided by Colleen Meehan, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended December 31, 2008, Dreyfus New York AMT-Free Municipal Cash Management’s Administrative Shares, Classic Shares, Institutional Shares, Investor Shares and Participant Shares produced yields of 2.04%, 1.56%, 2.06%, 1.81%, and 1.74%, respectively. Taking into account the effects of compounding, the fund’s Administrative Shares, Classic Shares, Institutional Shares, Investor Shares and Participant Shares produced effective yields of 2.06%, 1.57%, 2.08%, 1.82%, and 1.76%, respectively.1,†

† Yields for Administrative and Participant Shares were annualized since inception on September 13,
2008, through December 31, 2008.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal and New York State and New York City personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal and New York state and New York city personal income taxes. The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. The fund does not intend to invest in municipal obligations that pay interest subject to the federal alternative minimum tax.

Municipals Faced Many Challenges

The financial crisis and economic slowdown that roiled the financial markets in 2008 exerted a toll on municipal debt issuers as well. Throughout 2008, states and municipalities faced mounting pressures

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

from many sources. Ongoing weakness in the housing market reduced property values, with the potential to cut into property tax revenues. Rising rates of unemployment cut into income-tax receipts; because they also had the potential to reduce demand for and the value of commercial real estate, they also could have an impact on property taxes. Consumer and corporate spending slowed, reducing sales-tax revenue. Even as all these possible sources of revenue faced a downturn, there was also pressure on state and municipal expenditures; as more individuals scrambled for an economic safety net, demand for social services programs rose.

Most states faced significant budget gaps, which show every sign of persisting into 2009. A number of major tax-exempt debt issuers, including New York state and New York city, face large and particularly challenging budget imbalances.

While the municipal markets were contending with those matters, there were other issues sweeping through the entire financial system. These culminated in September, when mortgage issuers Fannie Mae and Freddie Mac were placed under a conservatorship and a number of Wall Street’s most venerable names, including Bear Stearns, Lehman Brothers, Merrill Lynch, and AIG all fell victim to bankruptcy, abrupt acquisitions, or government takeover. The market’s primary response was a massive flight to quality that saw investors flock into Treasuries and out of virtually every other security. Treasury yields dropped sharply, while those on tax-exempt variable-rate debt hit new highs.

Liquidity in the market seized up, and already-tight credit became nearly frozen.The U.S.Treasury and the Federal Reserve Board each took aggressive steps to intervene, injecting hefty amounts of capital into the financial system and ultimately cutting the short-term rate target essentially to zero.Yields on tax-exempt money-market funds increased dramatically during the events of September.While Treasury yields stayed low, however, municipal yields normalized quickly.

After the Lehman Brothers bankruptcy filing, in anticipation of the investor redemptions that were to follow, we increased liquidity in the portfolio. This proved valuable, as we saw an orderly disposition of securities in the short-term municipal market during the credit events of September and October. As the uncertainty in the credit markets has persisted, we maintained a high level of liquidity.We also attempted to maintain an average maturity that was longer than industry averages in an effort to maintain higher yields as interest rates fell.

Contending With Unsettled Conditions

With the Federal Reserve and the U.S.Treasury’s support, some of the more severe stresses in the short-term credit markets have been mitigated. What remains to be seen, however, is when the market will resume functioning in a more normal pattern without external support.

In this environment, even though investor cash flows have turned a corner, liquidity and credit quality continue to be our focus. Investors have been willing to put money back to work in the tax-exempt money market arena, as yields have continued to be very attractive to crossover buyers. In this environment, the municipal market has seen strong demand for high-quality liquid credits.

In this very challenging environment, careful credit selection and vigilant monitoring of portfolio holdings were of the utmost importance.

Looking Forward

In the coming year, we anticipate that there will be increased note issuance, as states and municipalities face rising borrowing needs.As we consider new securities for the portfolio, we will continue to work diligently with our research staff to maintain a very conservative portfolio.

Although there have been some signs of stabilization in the financial markets, we believe keeping our emphasis on liquidity and quality will be important in the months ahead. We intend to continue to increase our holdings in very liquid names and structures in order to be prepared to meet any additional liquidity needs that may arise.

January 15, 2009

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New York AMT-Free Municipal Cash Management from July 1, 2008 to December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended December 31, 2008†

	Institutional	Investor	Administrative	Participant	Classic

Expenses paid per $1,000††	$ 1.21	$ 2.47	$ .99	$ 1.90	$ 3.73
Ending value (after expenses)	$1,010.00	$1,008.70	$1,006.20	$1,005.30	$1,007.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended December 31, 2008

	Institutional	Investor	Administrative	Participant	Classic

Expenses paid per $1,000††††	$ 1.22	$ 2.49	$ 1.68	$ 3.20	$ 3.76
Ending value (after expenses)	$1,023.93	$1,022.67	$1,023.48	$1,021.97	$1,021.42

From September 13, 2008 (commencement of initial offering) to December 31, 2008 for Administrative Shares and Participant Shares.
††	Expenses are equal to the fund’s annualized expense ratio of .24% for Institutional Shares, .49% for Investor
Shares and .74% for Classic Shares, multiplied by the average account value over the period, multiplied by
184/366 (to reflect the one-half year period) and.33% for Administrative Shares and .63% for Participant Shares,
multiplied by the average account value over the period, multiplied by 110/366 (to reflect actual days in the period).
†††	Please note that while Administrative Shares and Participant Shares commenced initial offering on September 13,
2008, the Hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability.This projection assumes that annualized expense ratios were in effect during the period
July 1, 2008 to December 31, 2008.
††††	Expenses are equal to the fund’s annualized expense ratio of .24% for Institutional Shares, .49% for Investor
Shares, .33% for Administrative Shares, .63% for Participant Shares and .74% for Classic Shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS December 31, 2008

Short-Term	Coupon	Maturity	Principal
Investments—99.2%	Rate (%)	Date	Amount ($)		Value ($)

Avoca Central School District,
GO Notes, BAN	2.75	8/26/09	2,000,000		2,006,987
Broome County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Good Shepherd Village
at Endwell, Inc. Project)
(LOC; M&T Bank)	1.30	1/7/09	3,250,000	[a]	3,250,000
Cobleskill-Richmondville Central
School District, GO Notes, BAN	2.75	1/30/09	5,620,000		5,623,085
Cohoes Industrial Development
Agency, Civic Facility Revenue
(Columbia Crest Senior Housing
Project) (LOC; RBS Citizens NA)	1.10	1/7/09	5,205,000	[a]	5,205,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Anderson
Foundation for Autism, Inc.
Project) (LOC; M&T Bank)	1.30	1/7/09	5,000,000	[a]	5,000,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Arbor Ridge
Brookmeade Inc.) (LOC; M&T Bank)	1.30	1/7/09	9,845,000	[a]	9,845,000
East Farmingdale Volunteer Fire
Company Inc., Volunteer Fire
Department Revenue (LOC;
Citibank NA)	1.20	1/7/09	4,620,000	[a]	4,620,000
Hempstead Town Industrial
Development Agency, Civic
Facility Revenue (Hebrew
Academy of the Five Towns and
Rockaway Civic Facility) (LOC;
KBC Bank)	1.00	1/7/09	9,795,000	[a]	9,795,000
JPMorgan Chase Putter/Drivers
Trust (New York State
Environmental Facilities
Corporation, State Clean Water
and Drinking Water Revolving
Funds Revenue) (Liquidity
Facility; JPMorgan Chase Bank)	1.18	1/7/09	6,985,000	[a,b]	6,985,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Lakeland Central School District
of Shrub Oak, GO Notes, BAN	2.75	9/4/09	3,955,600		3,972,556
Long Island Power Authority,
CP (LOC; State Street Bank
and Trust Co.)	0.85	1/15/09	5,000,000		5,000,000
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC; State Street
Bank and Trust Co.)	1.05	1/1/09	700,000	[a]	700,000
Metropolitan Transportation
Authority, Dedicated Tax Fund
Bonds, Refunding (Insured; FSA
and Liquidity Facility; Dexia
Credit Locale)	5.75	1/7/09	5,000,000	[a]	5,000,000
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	5.00	1/7/09	3,600,000	[a]	3,600,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (Association
for the Blind and Visually
Impaired—Goodwill Industries
of Greater Rochester, Inc. Project)
(LOC; JPMorgan Chase Bank)	1.00	1/7/09	65,000	[a]	65,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (Cherry Ridge
Independent Living, LLC
Project) (LOC; HSBC Bank USA)	0.75	1/7/09	2,190,000	[a,c]	2,190,000
Monroe County Industrial
Development Agency, Revenue
(Monroe Community College
Association, Inc. Project)
(LOC; JPMorgan Chase Bank)	1.10	1/7/09	1,900,000	[a]	1,900,000
New York City,
GO Notes	5.00	3/1/09	1,000,000		1,005,324
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	1.05	1/1/09	1,000,000	[a]	1,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New York City,
GO Notes (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.70	1/7/09	870,000	[a]	870,000
New York City Health and Hospitals
Corporation, Health System
Revenue (Insured; FSA)	3.75	2/15/09	2,810,000		2,815,596
New York City Housing Development
Corporation, MFHR (Liquidity
Facility; Dexia Credit Locale)	2.50	1/7/09	3,000,000	[a]	3,000,000
New York City Housing Development
Corporation, MFMR (The Crest
Project) (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.95	1/7/09	5,700,000	[a]	5,700,000
New York City Housing Development
Corporation, Multi-Family
Rental Housing Revenue (2 Gold
Street) (Liquidity Facility;
FNMA and LOC; FNMA)	0.60	1/7/09	1,000,000	[a]	1,000,000
New York City Housing Development
Corporation, Residential Revenue
(Queens College Residences)
(LOC; RBS Citizens NA)	1.10	1/7/09	2,200,000	[a]	2,200,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Abraham
Joshua Heschel High School
Project) (LOC; Allied Irish Banks)	1.40	1/7/09	800,000	[a]	800,000
New York City Industrial
Development Agency, Civic Facility
Revenue (Ateret Torah Center
Project) (LOC; Wachovia Bank)	2.00	1/7/09	12,940,000	[a]	12,940,000
New York City Industrial
Development Agency, Civic
Facility Revenue (New York Law
School Project) (LOC; Allied
Irish Banks)	1.00	1/7/09	3,100,000	[a]	3,100,000
New York City Industrial
Development Agency, Civic
Facility Revenue (New York Law
School Project) (LOC; RBS
Citizens NA)	1.05	1/7/09	1,700,000	[a]	1,700,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New York City Industrial
Development Agency, Civic
Facility Revenue (The
Allen-Stevenson School Project)
(LOC; Allied Irish Banks)	1.30	1/7/09	5,350,000	[a]	5,350,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Lloyds
TSB Bank PLC)	1.05	1/1/09	500,000	[a]	500,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue, Refunding	5.25	2/1/09	500,000		501,622
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Dexia Credit Locale)	1.15	1/1/09	700,000	[a]	700,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Landesbank
Baden-Wurttemberg)	1.05	1/1/09	390,000	[a]	390,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	1.05	1/1/09	3,500,000	[a]	3,500,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Royal Bank of Canada)	1.05	1/1/09	725,000	[a]	725,000
New York City Trust for Cultural
Resources, Revenue (WNYC
Radio, Inc.) (LOC; Wachovia Bank)	1.98	1/7/09	12,550,000	[a]	12,550,000
New York State Dormitory
Authority, Insured Revenue
(The Culinary Institute of
America) (LOC; TD Banknorth NA)	1.10	1/7/09	6,925,000	[a]	6,925,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New York State Dormitory
Authority, Insured Revenue
(The Culinary Institute of
America) (LOC; TD Banknorth NA)	1.10	1/7/09	1,950,000	[a]	1,950,000
New York State Dormitory
Authority, Revenue (Barnard
College) (LOC; RBS Citizens NA)	1.10	1/7/09	2,040,000	[a]	2,040,000
New York State Dormitory
Authority, Revenue (D’Youville
College) (LOC; Key Bank)	1.65	1/7/09	5,340,000	[a]	5,340,000
New York State Dormitory
Authority, Revenue (Ithaca
College) (LOC; Royal Bank of
Scotland PLC)	1.10	1/7/09	5,000,000	[a]	5,000,000
New York State Dormitory
Authority, Revenue (Rochester
Friendly Home) (LOC; M&T Bank)	1.05	1/7/09	3,200,000	[a]	3,200,000
New York State Dormitory
Authority, Revenue (Saint John
Fisher College) (LOC; RBS
Citizens NA)	0.90	1/7/09	1,700,000	[a]	1,700,000
New York State Dormitory Authority,
Revenue (The College of New
Rochelle) (LOC; RBS Citizens NA)	1.10	1/7/09	3,000,000	[a]	3,000,000
New York State Dormitory
Authority, Revenue (The New
York Public Library) (LOC; TD
Banknorth NA)	0.65	1/7/09	7,625,000	[a]	7,625,000
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue
(Pooled Financing Program)	4.00	3/15/09	400,000		402,212
New York State Housing Finance
Agency, Housing Revenue (20
River Terrace) (Liquidity
Facility; FNMA and LOC; FNMA)	0.60	1/7/09	3,300,000	[a]	3,300,000

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New York State Housing Finance
Agency, Service Contract
Revenue (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.70	1/7/09	1,100,000	[a]	1,100,000
New York State Thruway Authority,
Highway and Bridge Trust
Fund Bonds	5.38	4/1/09	700,000	[d]	712,699
New York State Thruway Authority,
State Personal Income Tax
Revenue (Transportation)	5.00	3/15/09	500,000		502,966
New York State Urban Development
Corporation, COP (James A.
Farley Post Office Project)
(Liquidity Facility; Citigroup
Inc. and LOC; Citigroup Inc.)	1.39	1/7/09	10,000,000	[a,b]	10,000,000
North Syracuse Central School
District, GO Notes, BAN	2.75	8/21/09	2,933,542		2,943,564
Orange County Industrial
Development Agency, Civic
Facility Revenue (Tuxedo Park
School Project) (LOC; M&T Bank)	2.30	1/7/09	1,000,000	[a]	1,000,000
Port Authority of New York and New
Jersey, Equipment Notes	1.31	1/7/09	2,800,000	[a]	2,800,000
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties-Larned Project)
(LOC; M&T Bank)	2.30	1/7/09	2,110,000	[a]	2,110,000
Triborough Bridge and Tunnel
Authority, General Revenue,
Refunding (Liquidity Facility;
Dexia Credit Locale)	2.10	1/7/09	6,200,000	[a]	6,200,000
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)
(LOC; Bayerische Landesbank)	0.90	1/7/09	2,900,000	[a]	2,900,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

TSASC Inc. of New York,
Tobacco Flexible
Amortization Bonds	6.25	7/15/09	3,575,000	[d]	3,694,459
Wappingers Central School
District, GO Notes, BAN	2.75	7/17/09	1,784,868		1,790,071
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Catharine
Field Home/The Seabury at
Field Home Civic Facility)
(LOC; Comerica Bank)	1.30	1/7/09	8,755,000	[a]	8,755,000

Total Investments (cost $220,096,141)			99.2%		220,096,141
Cash and Receivables (Net)			.8%		1,814,950
Net Assets			100.0%		221,911,091

a Variable rate demand note—rate shown is the interest rate in effect at December 31, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities amounted to $16,985,000 or 7.7% of net assets.
c Purchased on a delayed delivery basis.
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	83.7
AAA,AA,Ae		Aaa,Aa,Ae		AAA,AA,Ae	6.6
Not Rated[f]		Not Rated[f]		Not Rated[f]	9.7
					100.0

† Based on total investments.
e Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
f Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund 15

STATEMENT OF ASSETS AND LIABILITIES December 31, 2008

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	220,096,141	220,096,141
Cash		7,747,705
Interest receivable		671,164
Prepaid expenses		29,646
		228,544,656

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		77,893
Payable for investment securities purchased		6,115,429
Payable for shares of Beneficial Interest redeemed		440,243
		6,633,565

Net Assets ($)		221,911,091

Composition of Net Assets ($):
Paid-in capital		221,911,091

Net Assets ($)		221,911,091

Net Asset Value Per Share

Institutional Shares
Net Assets ($)		49,100,410
Shares Outstanding		49,101,843
Net Asset Value Per Share ($)		1.00

Investor Shares
Net Assets ($)		99,827,044
Shares Outstanding		99,825,675
Net Asset Value Per Share ($)		1.00

Administrative Shares
Net Assets ($)		10,000
Shares Outstanding		10,000
Net Asset Value Per Share ($)		1.00

Participant Shares
Net Assets ($)		10,000
Shares Outstanding		10,000
Net Asset Value Per Share ($)		1.00

Classic Shares
Net Assets ($)		72,963,637
Shares Outstanding		72,963,573
Net Asset Value Per Share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS Year Ended December 31, 2008

Investment Income ($):
Interest Income	5,506,666
Expenses:
Management fee—Note 2(a)	304,684
Administration fee—Note 2(a)	121,670
Shareholder servicing costs—Note 2(c)	360,883
Distribution fees—Note 2(b)	314,631
Registration fees	47,691
Custodian fees—Note 2(c)	26,818
Treasury insurance expense—Note 1(e)	25,127
Professional fees	10,360
Trustees’ fees and expenses—Note 2(d)	9,521
Prospectus and shareholders’ reports	4,136
Miscellaneous	22,251
Total Expenses	1,247,772
Less—fees waived by The Bank of New York Mellon—Note 2(a)	(25,309)
Less—reduction in fees due to earnings credits—Note 2(c)	(173)
Net Expenses	1,222,290
Investment Income—Net	4,284,376

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	11,916
Net Increase in Net Assets Resulting from Operations	4,296,292

See notes to financial statements.

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2008[a,b]	2007[b]

Operations ($):
Investment income—net	4,284,376	8,299,415
Net realized gain (loss) on investments	11,916	(1,710)
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,296,292	8,297,705

Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(1,207,239)	(2,412,486)
Investor Shares	(1,914,293)	(5,113,860)
Administrative Shares	(61)	—
Participant Shares	(52)	—
Classic Shares	(1,162,731)	(773,069)
Net realized gain on investments:
Institutional Shares	(2,306)	—
Investor Shares	(3,789)	—
Classic Shares	(2,699)	—
Total Dividends	(4,293,170)	(8,299,415)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	172,558,833	194,005,277
Investor Shares	384,960,404	665,142,387
Administrative Shares	10,000	—
Participant Shares	10,000	—
Classic Shares	378,913,281	245,951,709
Dividends reinvested:
Institutional Shares	159,004	1,074,087
Investor Shares	481,121	3,159,737
Classic Shares	1,163,374	858,398

	Year Ended December 31,

	2008[a,b]	2007[b]

Beneficial Interest Transactions
($1.00 per share) (continued):
Cost of shares redeemed:
Institutional Shares	(187,569,454)	(195,054,336)
Investor Shares	(424,299,973)	(739,056,171)
Classic Shares	(386,351,694)	(196,606,046)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(59,965,104)	(20,524,958)
Total Increase (Decrease) in Net Assets	(59,961,982)	(20,526,668)

Net Assets ($):
Beginning of Period	281,873,073	302,399,741
End of Period	221,911,091	281,873,073

a The fund commenced offering five classes of shares on the close of business September 12, 2008.The existing shares were redesignated and the fund added Administrative and Participant shares.
b Represents information for the fund’s predecessor, BNY Hamilton NewYork AMT-Free Municipal Money Fund
through September 12, 2008.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Institutional, Investor and Classic shares represents the financial highlights of the fund’s predecessor, BNY Hamilton New York AMT-Free Municipal Money Fund (“NewYork AMT-Free Municipal Money Fund”),before the fund commenced operations as of the close of business on September 12, 2008, and represents the performance of the fund’s Institutional, Investor and Classic shares thereafter. Before the fund commenced operations, all of the assets of the NewYork AMT-Free Municipal Money Fund were transferred to the fund in exchange for Institutional, Investor and Classic shares of the fund in a tax-free reorganization.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

		Year Ended December 31,

Institutional Shares†	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.021	.034	.032	.021	.009
Distributions:
Dividends from investment income—net	(.021)	(.034)	(.032)	(.021)	(.009)
Dividends from net realized
gain on investments	(.000)[a]	—	—	—	—
Total Distributions	(.021)	—	—	—	—
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.08	3.42	3.24	2.16	0.94

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.25	.25	.26	.27	.30
Ratio of net expenses
to average net assets	.24	.25[b]	.25	.25	.25
Ratio of net investment income
to average net assets	2.08	3.38	3.20	2.14	.90

Net Assets, end of period ($ x 1,000)	49,100	63,953	63,928	66,810	72,687

† Represents information for Hamilton Shares of the fund’s predecessor, BNY Hamilton NewYork AMT-Free
Municipal Money Fund through September 12, 2008.

a	Amount represents less than $.001 per share.
b	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

		Year Ended December 31,

Investor Shares†	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.018	.031	.029	.019	.007
Distributions:
Dividends from investment income—net	(.018)	(.031)	(.029)	(.019)	(.007)
Dividends from net realized
gain on investments	(.000)[a]	—	—	—	—
Total Distributions	(.018)	—	—	—	—
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	1.83	3.16	2.98	1.91	.69

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.50	.50	.51	.51	.54
Ratio of net expenses
to average net assets	.49	.50[b]	.50	.50	.50
Ratio of net investment income
to average net assets	1.80	3.12	2.94	1.85	.74

Net Assets, end of period ($ x 1,000)	99,827	138,681	209,437	141,351	200,329

† Represents information for Premier Shares of the fund’s predecessor, BNY Hamilton NewYork AMT-Free Municipal
Money Fund through September 12, 2008.

a	Amount represents less than $.001 per share.
b	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

Year Ended
Administrative Shares	December 31, 2008[a]

Per Share Data ($):
Net asset value, beginning of period	1.00
Investment Operations:
Investment income—net	.006
Distributions:
Dividends from investment income—net	(.006)
Net asset value, end of period	1.00

Total Return (%)[b]	.62

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.33[b]
Ratio of net expenses to average net assets	.33[b,c]
Ratio of net investment income to average net assets	2.02[b]

Net Assets, end of period ($ x 1,000)	10

a From September 13, 2008 (commencement of initial offering) to December 31, 2008.
b Annualized.
c Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

Year Ended
Participant Shares	December 31, 2008[a]

Per Share Data ($):
Net asset value, beginning of period	1.00
Investment Operations:
Investment income—net	.005
Distributions:
Dividends from investment income—net	(.005)
Net asset value, end of period	1.00

Total Return (%)[b]	.53

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.63[b]
Ratio of net expenses to average net assets	.63[b,c]
Ratio of net investment income to average net assets	1.73[b]

Net Assets, end of period ($ x 1,000)	10

a From September 13, 2008 (commencement of initial offering) to December 31, 2008.
b Annualized.
c Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

		Year Ended December 31,

Classic Shares†	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.016	.029	.027	.016	.005
Distributions:
Dividends from investment income—net	(.016)	(.029)	(.027)	(.016)	(.005)
Dividends from net realized
gain on investments	(.000)[a]	—	—	—	—
Total Distributions	(.016)	—	—	—	—
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	1.58	2.90	2.73	1.66	.46

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.75	.75	.76	.77	.77
Ratio of net expenses
to average net assets	.74	.75[b]	.75	.75	.74
Ratio of net investment income
to average net assets	1.55	2.78	2.68	1.61	.63

Net Assets, end of period ($ x 1,000)	72,964	79,239	29,035	11,566	14,853

† Represents information for Classic Shares of the fund’s predecessor, BNY Hamilton NewYork AMT-Free Municipal
Money Fund through September 12, 2008.

a	Amount represents less than $.001 per share.
b	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus New York AMT-Free Municipal Cash Management (the “fund”) is a separate non-diversified series of Dreyfus Tax Exempt Cash Management Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

As of the close of business on September 12, 2008, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Trustees, all of the assets, subject to the liabilities, of BNY Hamilton New York AMT-Free Municipal Money Fund (“New York AMT-Free Municipal Money Fund”), a series of BNY Hamilton Funds, were transferred to the fund in exchange for corresponding class of shares of Beneficial Interest of the fund of equal value. Shareholders of Hamilton, Premier and Classic shares of NewYork AMT-Free Municipal Money Fund received Institutional, Investor and Classic shares of the fund, respectively, in an amount equal to the aggregate net asset value of their investment in NewYork AMT-Free Municipal Money Fund at the time of the exchange. On the date of the exchange, the fund created Administrative and Participant shares. The net asset value of the fund’s shares on the close of business September 12, 2008, after the reorganization was $1.00, and a total of 49,598,381 Institutional shares, 98,031,090 Investor shares and 73,362,583 Classic shares, representing net assets of $220,992,669 were issued to shareholders of New York AMT-Free Municipal Money Fund shareholders in the exchange.The exchange was a tax-free event to the funds shareholders. New York AMT-Free Municipal Money Fund is the accounting survivor and its historical performance is presented for periods through September 12, 2008.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

Effective July 1, 2008, BNY Mellon reorganized and consolidated a number of its banking and trust company subsidiaries.As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of NewYork Mellon (formerly,The Bank of NewYork).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the funds’ shares, which are sold to the public without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional Shares, Investor Shares, Administrative Shares, Participant Shares and Classic Shares. Each share class, except Institutional Shares, is subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered (by service agents receiving 12b-1 fees) to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of December 31, 2008, MBC Investment Corp., an indirect subsidiary of BNY Mellon held 10,000 Administrative and 10,000 Participant shares of the fund.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund’s investments carried at fair value:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	0
Level 2—Other Significant Observable Inputs	220,096,141
Level 3—Significant Unobservable Inputs	0
Total	220,096,141

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

In March 2008, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2008, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2008 and December 31, 2007 were as follows: tax exempt income $4,284,376 and $8,007,769 and ordinary income $8,794 and $291,646, respectively.

At December 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

(e) Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, has been extended by the Treasury until April 30, 2009, after which the Secretary of theTreasury will review the need for, and terms of, the Program. Participation in the initial term and the extended period of the Program required a payment to the Treasury in the amount of .01% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense is being borne by the fund without regard to any expense limitation currently in effect.

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, effective September 13, 2008, the management fee is computed at the annual rate of .20% of the value of the fund’s average daily net assets and is payable monthly. Prior to September 13, 2008, The Bank of New York Mellon (the “Advisor”) was the advisor for New York AMT-Free Municipal Money Fund.The Advisor’s fee was computed at an annual rate of .10% of New York AMT-Free Municipal

Money Fund on the first 2 billion of average daily net assets; .095% on the next $3 billion of average daily net assets; .09% on the next $5 billion; and .085% on average daily net assets in excess of $10 billion. During the period ended December 31, 2008, the Advisor and Manager earned $173,814 and $130,870, respectively.

The Bank of New York Mellon voluntarily agreed to assume/waive expenses for the fund to the extent that the fund’s expense ratio exceeded annual rates of expenses of .24% for Hamilton shares, .49% for Premier shares and .74% for Classic shares. Prior to April 18, 2008, the rates were .25% for Hamilton shares, .50% for Premier shares and .75% for Classic shares. During the period ended September 12, 2008, fees waived amounted to $25,309.This undertaking was terminated as of the close of business on September 12, 2008, due to the reorganization.

Unless the Manager gives a fund’s investors 90 days notice to the contrary, but at least until September 30, 2010, the Manager, and not the fund, will be liable for fund expenses (exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses) other than the following expenses, which will be borne by the fund: the management fee, and with respect to the fund’s Investor Shares, Administrative Shares, Participant Shares, and Classic Shares, Rule 12b-1 Service Plan expenses.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time. During the period ended December 31, 2008, there was no expense reimbursement pursuant to the undertaking.

The Bank of New York Mellon served as Administrator to New York AMT-Free Municipal Money Fund pursuant to an Administration Agreement. The Administrator received from New York AMT-Free Municipal Money Fund a monthly fee equal to an annual rate of .07% of the average daily net asset of NewYork AMT-Free Municipal Money Fund.Administration fees amounted to $121, 670 for the period ended September 12, 2008.This agreement was terminated as of the close of business on September 12, 2008, due to the reorganization.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Under the fund’s Distribution Plan (the “Service Plan”) adopted pursuant to Rule 12b-1 under the Act, with respect to the fund’s Investor Shares, Administrative Shares, Participant Shares and Classic Shares, each class pays the Distributor at an annual rate of .25%, .10%, .40% and .50%, respectively, for distributing such class of shares, for advertising and marketing and for providing certain services relating to shareholders of the respective class of shares. These services include answering shareholder inquiries regarding the fund and providing reports and other information and services related to the maintenance of shareholder accounts (“Servicing”). Under the Service Plan, as to each relevant class, the Distributor may make payments to Service Agents in respect of these services. Generally, the Service Agent will provide holders of Investor,Administrative, Participant, and Classic Shares a consolidated statement. The Service Agent generally also will provide the holders of Participant Shares, automated teller check writing privileges, automated teller machine access, and bill paying services. The amount paid under the Service Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses incurred. During the period September 13 through December 31, 2008, Investor, Administrative, Participant and Classic shares were charged $74,700, $3, $12 and $103,670, respectively, pursuant to the Service Plan.

Under the prior Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Classic shares paid BNY Hamilton Distributors, Inc. for distribution and/or shareholder servicing expenses in an amount up to .25% of the value of the average daily net assets of Classic shares. During the period January 1, 2008 through September 12, 2008, Classic shares were charged $136,246.This agreement was terminated as of the close of business on September 12, 2008.

(c) Prior to September 13, 2008, BNY Hamilton Fund, Inc. had adopted a shareholder servicing plan with respect to Premier and Classic shares.The Bank of New York Mellon performed shareholder support services and certain other related services and administrative assistance. The shareholder servicing fees were accrued daily and paid monthly at an annual rate of .25% for Premier and Classic shares. During the period January 1, 2008 through September 12, 2008, Premier and Classic shares were charged $190,983 and $135,743, respectively.This agreement was terminated as of the close of business on September 12, 2008.

The fund, as to its Institutional shares, has adopted a separate Shareholder Services Plan (the “Plan”) pursuant to which the fund has agreed to reimburse the Distributor an amount not to exceed the annual rate of .25% of the value of the fund’s average daily net assets attributable to Institutional shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. These services include answering shareholder inquiries regarding the fund and providing reports and other information and services related to the maintenance of shareholder accounts.

The fund’s predecessor, New York AMT-Free Municipal Money Fund compensated The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended September 12, 2008, the fund was charged $26,818 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2008, the fund was charged $173 pursuant to the cash management agreement.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist: management fees $22,007 and Rule 12b-1 distribution plan fees $55,886.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees are allocated based on net assets and the fund pays its Board members an attendance fee of $500 per meeting. Board members fees are borne by the Manager, pursuant to the undertaking in effect. See Note 2(a).

The Fund 33

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees Dreyfus New York AMT-Free Municipal Cash Management

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus New York AMT-Free Municipal Cash Management (one of the series of Dreyfus Tax Exempt Cash Management Funds.) as of December 31, 2008, and the related statements of operations and changes in net assets for the year then ended and financial highlights for the year then ended and for the year ended December 31, 2004.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended December 31, 2007 and the financial highlights for the years ended December 31, 2007, 2006 and 2005 were audited by other auditors whose report dated February 28, 2008, expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above and audited by us present fairly, in all material respects, the financial position of Dreyfus New York AMT-Free Municipal Cash Management at December 31, 2008, and the results of its operations and the changes in its net assets for the year then ended and the financial highlights for the year then ended and for the year ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

New York, New York February 25, 2009

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended December 31, 2008 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are NewYork residents, New York State and New York City personal income taxes). As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2008 calendar year on Form 1099-INT, which will be mailed by January 31, 2009.

The Fund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a Meeting of the Trust’s Board of Trustees held on February 27, 2008, the Board unanimously approved an amendment to the Trust’s Management Agreement to include the fund, pursuant to which the Manager will provide the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to other funds in the Dreyfus fund complex, and the Manager’s representatives confirmed that there had been no material changes in this information. The Board also discussed the nature, extent, and quality of the services to be provided to the fund pursuant to the Management Agreement. The Manager’s representatives noted that the fund will serve institutional investors acting for themselves or in a fiduciary capacity.The Board members also referenced information provided and discussions held at previous meetings regarding the relationships the Manager has with various institutions and intermediaries and the different needs of each, the sales and servicing support provided to institutional customers by the distributor’s Dreyfus Investments division, the diversity of distribution of the funds in the Dreyfus complex generally, and the Manager’s need for broad, deep, and diverse resources to be able to provide ongoing shareholder services among various distribution channels.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee and Expense Ratio and Performance. As the fund had not yet commenced operations, the Board members were not able to review the fund’s performance. The Board noted the extensive experience and successful track record of the Manager’s tax exempt money market portfolio management group that will manage the fund.

The Board members reviewed comparisons of the fund’s proposed management fee to those of funds in the Lipper NewYork Tax Exempt Money Market Funds category (the “Expense Universe”) and to the average and median management fees for the funds in this Lipper category on a net of any fee waiver or undertaking basis (the “Expense Group”). The Board compared the fund’s proposed contractual management fee to the fees of the funds in the Expense Universe, and noted that the fund’s proposed contractual management fee was lower than the average and median management fee of the funds in the Expense Group.The Board noted the Manager’s proposed undertaking to limit the fund’s total expense ratio on a class-by-class basis.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by Similar Funds, and explained the nature of the Similar Funds and the differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund.The Board members noted that the Similar Funds included two institutional funds, one fund used primarily as a sweep vehicle for asset management accounts, and two retail funds. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.The Manager’s representatives noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

The Fund 37

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. As the fund had not yet commenced operations, the Manager’s representatives were not able to review the dollar amount of expenses allocated and profit received by the Manager for the fund.The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there would not be any soft dollar arrangements in effect with respect to trading the fund’s portfolio.The Board members noted also that, because the fund had not commenced operations, there was no information to support an assessment of the extent to which the fund may participate in any economies of scale that the Manager may realize with respect to the fund.The Board noted the renewal requirements for the Management Agreement and the Board’s ability to review the management fee annually after its initial two year term.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to approving the Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices to be provided by the Manager to the fund are adequate and appropriate.The Board considered the Manager’s and the portfolio managers’ experience and reputation with respect to managing institutional tax exempt money market fund assets.
  The Board noted that since the fund had not commenced opera- tions, it had no performance to measure and thus performance was not a factor.
  The Board concluded that the fee to be paid by the fund to the Manager was reasonable in light of the services to be provided, comparative expense and management fee information, and bene- fits anticipated to be derived by the Manager from its relationship with the fund.

  The Board noted that, because the fund had not commenced oper- ations, the extent to which economies of scale would be realized if the fund grows was not measurable, and thus economies of scale were not a factor.

The Board members considered these conclusions and determinations, and, without any one factor being dispositive, the Board determined that approval of the Trust’s Management Agreement, as amended to include the fund, was in the best interests of the fund and its prospective shareholders.

The Fund 39

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Lyle Gramley, Emeritus Board Member

The Fund 41

OFFICERS OF THE FUND (Unaudited)

J. DAVID OFFICER, President since December 2006.

Chief Operating Officer,Vice Chairman and a Director of the Manager, and an officer of 77 investment companies (comprised of 180 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since April 1998.

PHILLIP N. MAISANO, Executive Vice President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 77 investment companies (comprised of 180 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 61 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

CHARLES CARDONA, Executive Vice President since November 2001.

Vice Chairman and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 13 other investment companies (comprised of 22 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since February 1981.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. She is 46 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since September 2007.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since May 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (78 investment companies, comprised of 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 51 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 74 investment companies (comprised of 197 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Distributor since October 1998.

The Fund 43

NOTES

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $12,000 in 2007 and $26,800 in 2008.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $1,405 in 2007 and $5,276 in 2008.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2007 and $0 in 2008.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $2,600 in 2007 and $3,000 in 2008. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2007 and $0 in 2008.

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(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $182 in 2007 and $0 in 2008. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2007 and $0 in 2008.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $0 in 2007 and $12,561,320 in 2008.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee

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as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York AMT-Free Municipal Cash Management

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 23, 2009

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

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